Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
Schedule of exchange rate of the U.S. dollar in relation to the NIS
Exchange rate
As of	of U.S. $ 1
NIS

December 31, 2018	3.748
December 31, 2017	3.467

Schedule of depreciation of property and equipment
% per-year

Computers	33
Office furniture and equipment	6 - 15 (mainly 6)